May 6, 2005

VIA EDGAR


The United States Securities
     and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549-0506


Subject:      Nationwide VLI Separate Account-4
              Nationwide Life Insurance Company
              SEC File No.  333-94037
              CIK No.  0001041357

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act") and on behalf of the Nationwide VLI Separate Account-4 (the "Variable Account") and Nationwide Life Insurance Company, we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the prospectus contained in Post Effective Amendment No. 12 to the Registration Statement for the Company and the Variable Account which became effective May 1, 2005.

Please contact the undersigned at (614) 249-5276 with any questions regarding this filing.

Sincerely,

NATIONWIDE LIFE INSURANCE COMPANY

/s/ LISA A. CHATTERTON

Lisa A. Chatterton
Variable Products Securities Counsel

cc: file